INCOME TAXES (Tables)	13 Months Ended
Dec. 31, 2021
Schedule Of Provision For Income Taxes
	2021	2020
	$	$
(Loss) before income taxes	(26,655,165)	(3,574,805)

Expected income tax (recovery) based on statutory rate	(7,064,000)	(947,000)
Adjustment to expected income tax benefit:
Change in benefit of tax assets not recognized	6,965,146	945,303
Income tax (recovery)	(98,854)	(1,697)

Schedule Of Deferred Income Tax Liabilities Recognized
	2021	2020
	$	$
Intangibles	347,958	464,000

Total	347,958	464,000

Schedule Of Deferred Income Tax Assets Not Recognized
	2021	2020
	$	$
Non-capital loss carry-forwards	6,678,000	1,298,000

Total	6,678,000	1,298,000